Capital Stock	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Capital Stock

19.	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value, and an unlimited number of non-voting
preferred shares issuable in series with no par value.

The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2022	38,543,761	$257.1
Issued upon exercise of stock options	299,102	15.4
Issued in exchange of multiple voting shares	570,779	0.1
Repurchased under the SIB	(2,427,184)	(17.1)
Repurchased under the NCIB	(463,950)	(3.1)
Balance as at January 31, 2023	36,522,508	252.4
Issued upon exercise of stock options	454,359	24.8
Issued in exchange of multiple voting shares [a]	2,236,284	0.2
Repurchased under the NCIB	(4,404,598)	(32.1)
Balance as at January 31, 2024	34,808,553	$245.3

Multiple voting shares
Balance as at February 1, 2022	42,954,979	$3.5
Exchanged for subordinate voting shares	(570,779)	(0.1)
Balance as at January 31, 2023	42,384,200	$3.4
Exchanged for subordinate voting shares [a]	(2,236,284)	(0.2)
Balance as at January 31, 2024	40,147,916	$3.2

Total outstanding as at January 31, 2024	74,956,469	$248.5
[a]
Amount of 2,171,428 related to secondary offering (described below) and 64,856 related to a Beaudier Inc. donation.

a)	Normal course issuer bid program (“NCIB”)
On November 30, 2023, the Company announced the renewal of its NCIB to repurchase for cancellation up t
o 3,231,999
of its outstanding subordinate voting shares over a twelve-month period commencing on December 5, 2023, and ending no later than December 4, 2024 (the “Current NCIB”). During the year ended January 31, 2024, the Company repurchased for cancellation 885,200 subordinate voting shares for a total consideration of $
79.1
million under the Current NCIB.
In addition, during the same period, the Company continued its share repurchases under the NCIB that was announced and started during the fiscal year ended January 31, 2023 (“Previous NCIB”, as defined hereafter). The Company repurchased for cancellation
3,519,398
subordinate voting shares, the total allowable under the program, for a total consideration of
$
367.1
million
.
During the year ended January 31, 2024, the Company recognized a gain of
$
4.8
million in financing income (gain of
$
1.8
million in financing income for the year ended January 31, 2023) related to an automatic share purchase plan. The gain represents the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.
For the year ended January 31, 2024, of the total consideration of $
446.2
million,
$
32.1

million represents the carrying amount of the shares repurchased,
$
418.9
million represents the amount charged to retained losses and
$
4.8

million represents the gain recognized in net income.

On November 30, 2022, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,519,398 of its outstanding subordinate voting shares (“Previous NCIB”) and no shares were purchased during the year ended January 31, 2023 under the Previous NCIB.
For the year ended January 31, 2023, of the total consideration of $47.2 million, $3.1 million represents the carrying amount of the shares repurchased, $45.9 million represents the amount charged to retained losses and $1.8 million represents the gain recognized in net income.

b)	Secondary offering
On January 26, 2024, Bain Capital Integral Investors II, L.P. (“Bain Capital”) completed a secondary offering of 2,000,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 171,428 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 2,171,428 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.9 million of fees and expenses related to this secondary offering.

c)	Substantial issuer bid offer (“SIB”)
For the year ended January 31, 2024, the company did
no
t repurchase for cancellation subordinate shares under a SIB.
On May 11, 2022, the Company repurchased for cancellation 2,427,184 subordinate voting shares following the completion of a SIB for a total consideration of $250.0 million, of which $16.1 million represents the carrying amount of the shares repurchased and $233.9 million represents the amount charged to retained losses. Prior to the completion of the SIB, Beaudier group converted 570,779 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased and cancelled as part of the SIB. The Company incurred $1.0 million of fees and expenses relating to the SIB, which were recorded in capital stock.

d)	Dividend
During the year ended January 31, 2024, the Company declared four quarterly dividends of $0.18 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 17, 2023, July 14, 2023, October 13, 2023 and January 12, 2024 for a total consideration of $55.6 million to shareholders.
During the year ended January 31, 2023, the Company declared four quarterly dividends of $0.16 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 18, 2022, July 14, 2022, October 14, 2022 and January 13, 2023 for a total consideration of $50.8 million to shareholders.